Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Strategic Trust
Entity Central Index Key	0001873280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
c000242877
Shareholder Report [Line Items]
Fund Name	Running Oak Efficient Growth ETF
Trading Symbol	RUNN
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-833-4222
Additional Information Website	https://www.runningoaketfs.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 379,587,784
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,713,585
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$379,587,784
Number of Portfolio Holdings	55
Advisory Fee	$1,713,585
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.0%
Common Stocks	98.0%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.0%
Communications	2.2%
Materials	3.7%
Financials	8.3%
Consumer Discretionary	9.3%
Health Care	15.0%
Technology	20.4%
Industrials	39.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	2.2%
nVent Electric PLC	2.2%
EMCOR Group, Inc.	2.2%
IQVIA Holdings, Inc.	2.1%
ICON plc	2.1%
Leidos Holdings, Inc.	2.1%
Deckers Outdoor Corporation	2.1%
Tractor Supply Company	2.0%
State Street Institutional U.S. Government Money Market Fund-Opportunity Class	2.0%
General Dynamics Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 27, 2025, the Fund has changed its primary benchmark index from the S&P 500 TR to the S&P 500 Equal Weight TR.

Effective March 28, 2025, Ultimus Fund Solutions, LLC replaced U.S. Bank Global Fund Services as the Fund's sub-administrator and Fund accountant and State Street Bank and Trust Company replaced U.S. Bank Global Fund Services and U.S. Bank National Association as the Fund's transfer agent and custodian, respectively.

Effective March 28, 2025, the Fund's fixed creation transaction fee and fixed redemption transaction fee were reduced from $300 to $200.